ACQUISITION OF SUBSIDIARIES (Details 1) - USD ($)	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Earn-out consideration	$ 8,061,000		$ 0
TSM [Member]
Disclosure of detailed information about business combination [line items]
Cash and bank balances including restricted cash	1,733,000
Trade receivables	72,000
Other receivables and prepayments	371,000
Due from related parties	0
Ships, property, plant and equipment	128,000
Right-of-use assets	80,000
Tax recoverable	67,000
Intangible assets	3,018,000
Trade and other payables	(2,268,000)
Deferred tax liabilities	(477,000)
Due to related parties	(233,000)
Lease liabilities	(80,000)
Income tax payable	0
Fair value of net identifiable assets acquired	2,411,000
Goodwill arising on acquisition	3,454,000
Total consideration	5,865,000
Cash	760,000
Equity instruments	975,000	$ 975,000
Earn-out consideration	4,130,000
TMM [Member]
Disclosure of detailed information about business combination [line items]
Cash and bank balances including restricted cash	2,562,000
Trade receivables	362,000
Other receivables and prepayments	184,000
Due from related parties	2,000
Ships, property, plant and equipment	58,000
Right-of-use assets	0
Tax recoverable	0
Intangible assets	2,142,000
Trade and other payables	(880,000)
Deferred tax liabilities	(364,000)
Due to related parties	0
Lease liabilities	0
Income tax payable	(2,143,000)
Fair value of net identifiable assets acquired	1,923,000
Goodwill arising on acquisition	4,470,000
Total consideration	6,393,000
Cash	1,487,000
Equity instruments	975,000	$ 975,000
Earn-out consideration	3,931,000
TSS And TMM [Member]
Disclosure of detailed information about business combination [line items]
Cash and bank balances including restricted cash	4,295,000
Trade receivables	434,000
Other receivables and prepayments	555,000
Due from related parties	2,000
Ships, property, plant and equipment	186,000
Right-of-use assets	80,000
Tax recoverable	67,000
Intangible assets	5,160,000
Trade and other payables	(3,148,000)
Deferred tax liabilities	(841,000)
Due to related parties	(233,000)
Lease liabilities	(80,000)
Income tax payable	(2,143,000)
Fair value of net identifiable assets acquired	4,334,000
Goodwill arising on acquisition	7,924,000
Total consideration	12,258,000
Cash	2,247,000
Equity instruments	1,950,000
Earn-out consideration	$ 8,061,000